Document and Entity Information	Oct. 01, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001169445
Document Type	8-K
Document Period End Date	Oct. 01, 2025
Entity Registrant Name	TRUBRIDGE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41992
Entity Tax Identification Number	74-3032373
Entity Address, Address Line One	54 St. Emanuel Street
Entity Address, City or Town	Mobile
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36602
City Area Code	(251)
Local Phone Number	639-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	TBRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false